Restricted Cash	3 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted Cash

Note 4 – Restricted Cash

As of March 31, 2020, the Company had $810,055 in restricted cash. On January 18, 2019, the Superior Court granted ATSCO, Inc. (see Note 8 - Commitments and Contingencies - Litigations Claims and Assessments) a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055, which the Company plans on appealing. On March 21, 2019, the Santa Clara, CA sheriff department served the Writ of Attachment and has taken custody and is holding the $810,055, pending final judgement of the appeal or suit.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts shown in the statement of cash flows.

	As of March 31,
	2020	2019
Cash and cash equivalents	$720,131	$2,752,511
Restricted cash	810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$1,530,186	$3,562,566